Share capital and other reserves	12 Months Ended
Dec. 31, 2024
Share capital and other reserves
Share capital and other reserves

16.Share capital and other reserves

(a)Issued and fully paid share capital

(i)	As at 31 December 2024, the Company has a share capital of US$619.9 million, comprising of 159,282,000 ordinary shares, no par value per share, issued and paid – up.

As at 31 December 2023 and 31 December 2022, the Company’s authorised share capital is US$1.6 million divided into 162,000,000 common shares, no par value per share, with 140,000,000 and 141,939,998 issued and paid - up shares, respectively.

Fully paid common shares carry one vote per share and carry a right to dividend as and when declared by the Company.

(ii)

The Company operates two equity-settled, share-based compensation plans. The 2017 Long-Term Incentive Plan (“LTIP 2017”) was fully awarded in 2021. At the end of the vesting periods between February 2020 and February 2024, common shares of 2,043,784 may be acquired by certain employees, from the Company at a predetermined strike price. Under the 2022 Long-Term Incentive Plan (“LTIP 2022”), at the end of the vesting periods between February 2025 and February 2029, common shares of 3,463,336 may be acquired by certain employees from the Company at a predetermined strike price.

(b)Share premium

The differences between the consideration for common shares issued and their par value are recognised as share premium. On 1 July 2024, following the Company’s redomiciliation to Singapore, US$285.9 million was reclassified from the Company’s share premium to share capital to comply with local regulatory requirements in Singapore.

(c)Capital reserve

As at 31 December 2024, capital reserve amounted to US$649.7 million, of which US$685.9 million related to a reclassification from the Company’s contributed surplus account, following the Company’s redomiciliation from Bermuda to Singapore on 1 July 2024.

As at 31 December 2023 and 2022, negative capital reserve amounted to US$36.3 million, which comprises negative reserve arising from the business acquisition of entities under common control of US$41.5 million and a gain on disposal of treasury shares of US$5.2 million in December 2015.

(d)Other reserve

Other reserve includes US$6.2 million of tonnage tax reserves of the Group’s Indian subsidiary, BW Global United LPG India Private Limited. This amount is computed based on the subsidiary’s profits pursuant to Section 115 JB to Tonnage tax reserve.

16.Share capital and other reserves (continued)

(e)Share-based payment reserve

Certain employees are entitled to receive common shares in the Company. This award is recognised as an expense in the consolidated profit or loss with a corresponding increase in the share-based payment reserve over the vesting periods. For the year ended 31 December 2024, an expense of US$2.0 million (2023: US$1.7 million; 2022: US$1.4 million) was recognised in the consolidated profit or loss with a corresponding increase recognised in the share-based payment reserve. When the share options subsequently vest and are exercised, the corresponding amounts are reversed.

(f)Treasury shares

	Number of shares			Amount
	2024	2023	2022	2024	2023	2022
	‘000	‘000	‘000	US$’000	US$’000	US$’000
Balance as at 1 January	8,926	8,558	5,001	56,438	47,631	23,294
Transfer of treasury shares	(1,192)	(471)	(923)	(8,151)	(2,676)	(3,324)
Purchases of treasury shares	9	2,778	4,480	100	23,698	27,661
Cancellation of treasury shares	—	(1,939)	—	—	(12,215)	—
Balance as at 31 December	7,743	8,926	8,558	48,387	56,438	47,631

In March 2024, 597,767 shares (2023: 470,000 shares; 2022: 923,000 shares) were transferred to certain members in settlement of their exercising of certain vested options granted under LTIP 2017.

In August 2024, 503,889 shares were transferred to certain members in settlement of their exercising of certain vested options granted under LTIP 2022, after the Company accelerated the vesting period for that share tranche from February 2025 to August 2024.

On 8 December 2021, the Company announced a share buy-back programme, under which the Company will purchase up to 10 million common shares for a maximum amount of US$50 million, to be held as treasury shares. In FY 2023, the Company purchased a total of 2,777,784 (2022: 4,480,086) of its own common shares at an average price of US$8.53 (NOK88.59) (2022: US$6.18 (NOK58.75)) per share for an aggregate consideration of US$23.7 million (NOK246.1 million) (2022: US$27.7 million (NOK263.2 million)). In FY 2023, the Company further resolved to cancel 1,938,999 treasury shares following which, the Company had 140,000,000 shares outstanding.